CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Cash Flows provided by / (used in) Operating Activities:
Net income / (loss)	$ (36,844)	$ 4,107
Adjustments to reconcile net income / (loss) to net cash provided by operating activities:
Depreciation	5,706	5,896
Amortization of deferred financing costs	97	98
Amortization of deferred revenue	(50)	(46)
Amortization of prepaid charter revenue	9,710	4,926
Impairment losses	32,626	0
Loss on vessels' sale	4,271	0
Compensation cost on restricted stock awards	322	447
(Increase) / Decrease in:
Accounts receivable, trade	(99)	10
Due from related parties	(121)	0
Inventories	1,079	(1,063)
Prepaid expenses and other assets	(376)	(478)
Increase / (Decrease) in:
Accounts payable, trade and other	(484)	800
Due to related parties	(488)	49
Accrued liabilities	106	149
Deferred revenue	70	420
Other Liabilities	70	0
Net Cash provided by Operating Activities	15,595	15,315
Cash Flows used in Investing Activities:
Vessel acquisitions, improvements and other vessel costs	(13,607)	(90,373)
Proceeds from sale of vessels, net of expenses	25,638	0
Acquisition of time charter	(8,500)	(29,500)
Property and equipment additions	(398)	0
Insurance settlements	621	0
Net Cash provided by / (used in) Investing Activities	3,754	(119,873)
Cash Flows provided by Financing Activities:
Proceeds from long-term debt	0	92,700
Issuance of common stock, net of issuance costs	6,534	0
Cash dividends	(19,447)	(9,231)
Changes in compensating cash balances	0	(9,270)
Net Cash provided by/ (used in) Financing Activities	(12,913)	74,199
Net increase / (decrease) in cash and cash equivalents	6,436	(30,359)
Cash and cash equivalents at beginning of period	31,526	41,354
Cash and cash equivalents at end of period	37,962	10,995
Cash paid during the period for:
Interest payments, net of amounts capitalized	$ 1,408	$ 1,113